Subsequent events - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 28, 2013 Subsequent events [Member]	Jan. 30, 2013 Subsequent events [Member] Vessel class 14000 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Vessel class 10000 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Vessel class 4600 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Greater China Intermodal Investments LLC [Member] Vessel class 14000 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Greater China Intermodal Investments LLC [Member] Vessel class 10000 TEU and 4600 TEU [Member] Vessel	Jan. 30, 2013 Subsequent events [Member] Manager [Member] Vessel class 14000 TEU [Member]	Jan. 30, 2013 Subsequent events [Member] Manager [Member] Vessel class 10000 TEU and 4600 TEU [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Jan. 30, 2013 Series C Preferred Shares [Member] Subsequent events [Member]	Jan. 30, 2013 Series D Preferred Shares [Member] Subsequent events [Member]	Feb. 28, 2013 Common shares [Member] Subsequent events [Member]
Dividends on preferred shares, per share													$ 0.59375	$ 0.25948
Dividends, preferred stock	$ 33,250,000		$ 777,000									$ 22,206,000	$ 8,313,000	$ 806,000
Dividends declared date													Jan. 14, 2013	Jan. 14, 2013	Feb. 07, 2013
Dividends date paid													Jan. 30, 2013	Jan. 30, 2013	Feb. 27, 2013
Dividends date of record													Jan. 29, 2013	Jan. 29, 2013	Feb. 19, 2013
Number of vessels to be constructed					5	4
Capacity of vessel class		4,800			14,000	10,000	4,600
Short-term fixed-rate time charter period					10 years		2 years
Fixed-rate time charter additional period					2 years
Number of vessels retained					3	2	2
Number of vessels acquired								2	4
Number of shares issuable										195,405	312,648
LIBOR-based term loan facility				340,000,000
Dividends on common shares, per share															$ 0.25
Dividends, Common Stock	58,940,000	47,414,000	30,658,000												15,796,000
Dividends distribution was paid in cash	51,772,000	34,375,000	22,958,000												9,174,000
Dividend reinvestment	$ 7,168,000	$ 13,039,000	$ 7,700,000												$ 6,622,000